Operating Expenses - Summary of Services From the Group's Auditors (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Auditors Remuneration [line items]
Total audit fees	£ 9	£ 9	£ 10
Audit-related and other assurance services	0	0	0
Other non-audit services	0	0	0
Total other services	0	0	0
Total non-audit services	0	0	0
Total	9	9	10
Parent [member]
Auditors Remuneration [line items]
Total audit fees	7	7	8
Subsidiaries [member]
Auditors Remuneration [line items]
Total audit fees	£ 2	£ 2	£ 2